ACQUISITION OF BUSINESSES - BHI Energy (Details) - USD ($) $ in Millions		7 Months Ended	12 Months Ended
	May 27, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Revenues			$ 57,545	$ 46,587	$ 37,635
Profit (loss)			(355)	(2,153)	(580)
Engineered components manufacturing
Disclosure of detailed information about business combination [line items]
Revenues			7,524	$ 4,457	$ 4,399
BHI Energy
Disclosure of detailed information about business combination [line items]
Voting interest	100.00%
Goodwill expected to be deductible for tax purposes	$ 68
BHI Energy | Engineered components manufacturing
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 737
Goodwill	257
Intangible assets	390
Other net assets recognised as of acquisition date	90
Acquisition-related costs	$ 8
Revenues		$ 649	1,100
Profit (loss)		$ 17	$ 20